Consolidated Statements of Changes in Equity (USD $) In Millions, except Share data, unless otherwise specified		Total USD ($)		Shares Outstanding	Additional Paid-in Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Treasury shares USD ($)	Willis Group Holdings Shareholders' Equity USD ($)	Noncontrolling Interest USD ($)
Balance, beginning of year at Dec. 31, 2009		$ 2,229			$ 918	$ 1,859	$ (594)	$ (3)		$ 49
Balance, beginning of year, shares at Dec. 31, 2009				168,661,000
Change in equity and other comprehensive income
Shares issued				14,000
Shares repurchased				0
Exercise of stock options and release of non-vested shares				2,209,000
Issue of shares under employee stock compensation plans and related tax benefits					37
Issue of shares for acquisitions					1
Share-based compensation					47
Acquisition of noncontrolling interests		(5)			(18)				0
Disposal of noncontrolling interests					0				0
Foreign currency translation					0
Net (loss) income		470				455				15
Dividends		(204)				(178)			(178)	(26)
Repurchase of shares		0	[1]			0			0
Other comprehensive (loss) income		51					53
Purchase of subsidiary shares from noncontrolling interests, net										(5)
Additional noncontrolling interests										0
Foreign currency translation										(2)
Balance, end of year at Dec. 31, 2010		2,608			985	2,136	(541)	(3)	2,577	31
Balance, end of year, shares at Dec. 31, 2010				170,884,000
Change in equity and other comprehensive income
Shares issued				0
Shares repurchased				0
Exercise of stock options and release of non-vested shares				2,946,000
Issue of shares under employee stock compensation plans and related tax benefits					49
Issue of shares for acquisitions					0
Share-based compensation					39
Acquisition of noncontrolling interests		0			0				0
Disposal of noncontrolling interests					0				0
Foreign currency translation					0
Net (loss) income		220				204				16
Dividends		(195)				(180)			(180)	(15)
Repurchase of shares		0	[1]			0			0
Other comprehensive (loss) income		(204)					(203)
Purchase of subsidiary shares from noncontrolling interests, net										0
Additional noncontrolling interests										0
Foreign currency translation										(1)
Balance, end of year at Dec. 31, 2011		2,517			1,073	2,160	(744)	(3)	2,486	31
Balance, end of year, shares at Dec. 31, 2011				173,830,000
Change in equity and other comprehensive income
Shares repurchased		(1,579,849)
Net (loss) income		342
Dividends		(105)							(94)	(11)
Repurchase of shares	[2]	(56)							(56)	0
Other comprehensive (loss) income		0
Purchase of subsidiary shares from noncontrolling interests, net		(29)							(23)	(6)
Additional noncontrolling interests		3							2	1
Balance, end of year at Jun. 30, 2012		2,711
Balance, beginning of year at Dec. 31, 2011		2,517			1,073	2,160	(744)	(3)	2,486	31
Balance, beginning of year, shares at Dec. 31, 2011				173,830,000
Change in equity and other comprehensive income
Shares issued				24,000
Shares repurchased				(2,796,546)
Exercise of stock options and release of non-vested shares				2,122,000
Issue of shares under employee stock compensation plans and related tax benefits					50
Issue of shares for acquisitions					1
Share-based compensation					32
Acquisition of noncontrolling interests		(39)			(31)				(31)
Disposal of noncontrolling interests					2				2
Foreign currency translation					(2)
Net (loss) income		(433)				(446)				13
Dividends		(198)				(187)			(187)	(11)
Repurchase of shares		(100)	[1]			(100)			(100)
Other comprehensive (loss) income		(106)					(106)
Purchase of subsidiary shares from noncontrolling interests, net										(8)
Additional noncontrolling interests										1
Foreign currency translation										0
Balance, end of year at Dec. 31, 2012		1,725			1,125	1,427	(850)	(3)	1,699	26
Balance, end of year, shares at Dec. 31, 2012				173,179,000
Change in equity and other comprehensive income
Net (loss) income		330
Dividends		(106)							(98)	(8)
Repurchase of shares	[2]	0							0	0
Other comprehensive (loss) income		(31)
Purchase of subsidiary shares from noncontrolling interests, net		(4)							(4)	0
Additional noncontrolling interests		0							0	0
Balance, end of year at Jun. 30, 2013		$ 2,000

[1]	Based on settlement date the Company repurchased 2,796,546 shares at an average price of $35.87 in 2012.
[2]	Based on settlement date we repurchased 1,579,849 shares at an average price of $35.31 in the six months ended June 30, 2012.